Remuneration of key management - Schedule of remuneration of board of directors (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 2,390,000	€ 2,390,000	€ 2,370,000
Meeting fees	€ 109,000	121,000	133,000
Annual compensation paid in shares (as percent)	40.00%
Annual compensation paid in cash (as percent)	60.00%
Sari Baldauf, Chair
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 465,000	465,000	465,000
Meeting fees	€ 10,000	€ 10,000	€ 10,000
Shares received number (in shares)	41,478	52,993	47,427
Personnel committee fee	€ 15,000
Strategy committee member fee	10,000
Timo Ihamuotila, Vice Chair
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	220,000	€ 0	€ 0
Meeting fees	€ 9,000	€ 0	€ 0
Shares received number (in shares)	19,624	0	0
Strategy committee member fee	€ 10,000
Søren Skou
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 220,000	€ 225,000
Meeting fees	€ 2,000	€ 14,000	€ 14,000
Shares received number (in shares)	0	25,072	22,948
Timo Ahopelto
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 210,000	€ 210,000	€ 210,000
Meeting fees	€ 10,000	€ 10,000	€ 10,000
Shares received number (in shares)	18,732	23,932	21,418
Personnel committee fee	€ 15,000
Technology committee fee	10,000
Bruce Brown
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 0	€ 0
Meeting fees	€ 0	€ 0	€ 5,000
Shares received number (in shares)	0	0	0
Elizabeth Crain
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 220,000	€ 220,000	€ 215,000
Meeting fees	€ 12,000	€ 12,000	€ 15,000
Shares received number (in shares)	19,624	25,072	21,928
Committee chair fee	€ 20,000
Personnel committee fee	15,000
Thomas Dannenfeldt
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	245,000	€ 240,000	€ 230,000
Meeting fees	€ 14,000	€ 14,000	€ 9,000
Shares received number (in shares)	21,854	27,351	23,458
Committee chair fee	€ 30,000
Pernille Erenbjerg
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	200,000	€ 0	€ 0
Meeting fees	€ 0	€ 0	€ 0
Shares received number (in shares)	17,840	0	0
Audit committee fee	€ 15,000
Lisa Hook
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	210,000	€ 210,000	€ 200,000
Meeting fees	€ 12,000	€ 14,000	€ 17,000
Shares received number (in shares)	18,732	23,932	20,399
Strategy committee member fee	€ 10,000
Audit committee fee	15,000
Jeanette Horan
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 0	€ 210,000
Meeting fees	€ 0	€ 0	€ 10,000
Shares received number (in shares)	0	0	21,418
Edward Kozel
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 0	€ 0	€ 0
Meeting fees	€ 0	€ 0	€ 5,000
Shares received number (in shares)	0	0	0
Mike McNamara
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 210,000	€ 210,000	€ 0
Meeting fees	€ 14,000	€ 14,000	€ 0
Shares received number (in shares)	18,732	23,932	0
Technology committee fee	€ 10,000
Audit committee fee	15,000
Thomas Saueressig
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	195,000	€ 195,000	€ 195,000
Meeting fees	€ 14,000	€ 14,000	€ 14,000
Shares received number (in shares)	17,394	22,223	19,889
Technology committee fee	€ 10,000
Carla Smits-Nusteling
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 215,000	€ 215,000
Meeting fees	€ 2,000	€ 9,000	€ 14,000
Shares received number (in shares)	0	24,502	21,928
Kai Öistämö
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 215,000	€ 205,000	€ 205,000
Meeting fees	€ 10,000	€ 10,000	€ 10,000
Shares received number (in shares)	19,178	23,362	20,908
Committee chair fee	€ 20,000
Strategy committee member fee	€ 10,000